Share-based payments (Details 1)	1 Months Ended																12 Months Ended
	Aug. 31, 2022 Number £ / shares		Aug. 31, 2022 Number £ / shares		Feb. 28, 2022 Number £ / shares		Sep. 30, 2021 Number £ / shares		Aug. 31, 2021 Number £ / shares		Jul. 31, 2021 Number £ / shares		Jun. 30, 2020 Number £ / shares		Apr. 30, 2020 Number £ / shares		Dec. 31, 2022 Number	Dec. 31, 2021 Number	Dec. 31, 2020 Number
Notes and other explanatory information [abstract]
Number of options	7,500		5,000		18,750		6,000		2,500		85,450		68,150		5,000		31,250	93,950	73,150
Option pricing models used	Black-Scholes		Black-Scholes		Black-Scholes
Share price	2.10		2.10		3.05
Exercise price of options issued in year | £ / shares	£ 2.10		£ 2.10		£ 3.05		£ 5.10	[1]	£ 5.30	[1]	£ 5.55	[1]	£ 4.04	[2]	£ 4.80	[2]
Contractual life	10 years		10 years		10 years		10 years		10 years		10 years		10 years		10 years
Expected life	5 years		5 years		5 years		5 years		5 years		5 years		5 years		5 years
Volatility	91.66%	[3]	91.78%	[3]	87.88%	[3]	88.11%	[4]	88.59%	[4]	88.63%	[4]	92.55%	[5]	84.76%	[5]
Expected dividend yield	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Risk free rate	1.92%		1.92%		1.28%		0.32%		0.26%		0.38%		0.10%		0.11%

[1]	The share price used in the determination of the fair value of the options granted in 2021 was the share price on the date of grant.
[2]	The share price used in the determination of the fair value of the options granted in 2020 was the share price on the date of grant.
[3]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.
[4]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.
[5]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.